Expense Example {- Fidelity International Small Cap Opportunities Fund} - 10.31 Fidelity International Small Cap Opportunities Fund - AMCIZ PRO-13 - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor International Small Cap Opportunities Fund: Class A
Expense Example:
1 year	$ 721
3 years	1,028
5 years	1,356
10 years	2,283
Fidelity Advisor International Small Cap Opportunities Fund: Class M
Expense Example:
1 year	524
3 years	888
5 years	1,276
10 years	2,361
Fidelity Advisor International Small Cap Opportunities Fund: Class C
Expense Example:
1 year	331
3 years	712
5 years	1,220
10 years	2,425
Fidelity Advisor International Small Cap Opportunities Fund: Class I
Expense Example:
1 year	126
3 years	393
5 years	681
10 years	1,500
Fidelity Advisor International Small Cap Opportunities Fund: Class Z
Expense Example:
1 year	113
3 years	353
5 years	612
10 years	$ 1,352